                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                         San Diego, CA        4/17/2006
-------------------------------------   ------------------   -------------------
[Signature]                             [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           54
Form 13F Information Table Value Total:     $193,503
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13-F File Number            Name
---     ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                           Form 13-F Information Table
                               as of March 30, 2001

                                                                VOTING AUTHORITY

                         TITLE
                           OF                    VALUE    SHARES/   SH/   PUT/   INVSTMT      OTHER
NAME OF ISSUER           CLASS      CUSIP      (x$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS      SOLE    SHARED   NONE
--------------           -----   -----------   --------   -------   ---   ----   -------   ----------   -------   ------   ----
AT&T CORP                COM     001957 10 9   639         130000    SH          DEFINED   Nos. 1 & 2    130000
ABBOTT LABS              COM     002824 10 0   944          20000    SH          DEFINED   Nos. 1 & 2     20000
ALLSTATE CORP            COM     020002 10 1   419          10000    SH          DEFINED   Nos. 1 & 2     10000
AMERICAN HOME PROD       COM     026609 10 7   2056         35000    SH          DEFINED   Nos. 1 & 2     35000
AMGEN INC                COM     031162 10 0   2408         40000    SH          DEFINED   Nos. 1 & 2     40000
BANK AMER CORP           COM     060505 10 4   7008        128000    SH          DEFINED   Nos. 1 & 2    128000
BANK ONE CORP            COM     06423A 10 3   7236        200000    SH          DEFINED   Nos. 1 & 2    200000
BEAR STEARNS             COM     073902 10 8   2401         53000    SH          DEFINED   Nos. 1 & 2     53000
CATERPILLAR              COM     149123 10 1   444          10000    SH          DEFINED   Nos. 1 & 2     10000
CINCINNATI FINL CORP     COM     172062 10 1   379          10000    SH          DEFINED   Nos. 1 & 2     10000
CISCO SYSTEMS            COM     17275R 10 2   158          10000    SH          DEFINED   Nos. 1 & 2     10000
CITIGROUP INC            COM     172967 10 1   4258         95000    SH          DEFINED   Nos. 1 & 2     95000
CONOCOPHILLIPS           COM     208251 30 6   1124         70000    SH          DEFINED   Nos. 1 & 2     70000
CORN PRODUCTS INTL       COM     219023 10 8   257          10000    SH          DEFINED   Nos. 1 & 2     10000
DEERE & CO               COM     244199 10 5   363          10000    SH          DEFINED   Nos. 1 & 2     10000
DUPONT                   COM     263534 10 9   3256         80000    SH          DEFINED   Nos. 1 & 2     80000
FEDERAL HM LN MTG CORP   COM     313400 30 1   17504       270000    SH          DEFINED   Nos. 1 & 2    270000
FEDERAL NATL MTG         COM     313586 10 9   5572         70000    SH          DEFINED   Nos. 1 & 2     70000
FLEET BOSTON FIN CORP    COM     339030 10 8   5343        142000    SH          DEFINED   Nos. 1 & 2    142000
FORD MOTOR CO.           COM     345370 86 0   246           9000    SH          DEFINED   Nos. 1 & 2      9000
GEORGIA PAC CORP         COM     373298 10 8   588          20000    SH          DEFINED   Nos. 1 & 2     20000
GEORGIA PAC              COM     373298 70 2   287          10000    SH          DEFINED   Nos. 1 & 2     10000
HARTFORD FIN SVCS GRP    COM     416515 10 4   1180         20000    SH          DEFINED   Nos. 1 & 2     20000
ITT IND                  COM     450911 10 2   194           5000    SH          DEFINED   Nos. 1 & 2      5000
INTEL CORP               COM     458140 10 0   263          10000    SH          DEFINED   Nos. 1 & 2     10000
JP MORGAN CHASE & CO.    COM     46625H 10 0   6332        141000    SH          DEFINED   Nos. 1 & 2    141000
JOHNSON & JOHNSON        COM     478160 10 4   1749         40000    SH          DEFINED   Nos. 1 & 2     40000

KEYSPAN CORP             COM     49337W 10 0   839          22000    SH          DEFINED   Nos. 1 & 2     22000
KIMBERLY CLARK           COM     494368 10 3   678          10000    SH          DEFINED   Nos. 1 & 2     10000
LONE STAR STEKHOUSE      COM     542307 10 3   538          58000    SH          DEFINED   Nos. 1 & 2     58000
MCDONALDS                COM     580135 10 1   664          25000    SH          DEFINED   Nos. 1 & 2     25000
MERCURY GEN CORP         COM     589400 10 0   325          10000    SH          DEFINED   Nos. 1 & 2     10000
MERRILL LYNCH            COM     590188 10 8   2770         50000    SH          DEFINED   Nos. 1 & 2     50000
MORGAN STANLEY DEAN      COM     617446 44 8   5350        100000    SH          DEFINED   Nos. 1 & 2    100000
NORTEL NETWORKS          COM     656568 10 2   141          10000    SH          DEFINED   Nos. 1 & 2     10000
PEPSICO INC              COM     713448 10 8   5362        122000    SH          DEFINED   Nos. 1 & 2    122000
PFIZER INC               COM     717081 10 3   20475       500000    SH          DEFINED   Nos. 1 & 2    500000
PHILLIP MORRIS           COM     718154 10 7   12337       260000    SH          DEFINED   Nos. 1 & 2    260000
PINNACLE WEST CAP CORP   COM     723484 10 1   1376         30000    SH          DEFINED   Nos. 1 & 2     30000
PROCTOR & GAMBLE         COM     742718 10 9   2504         40000    SH          DEFINED   Nos. 1 & 2     40000
RAYONIER                 COM     754907 10 3   207           5000    SH          DEFINED   Nos. 1 & 2      5000
RAYTHEON CO.             COM     755111 40 8   588          20000    SH          DEFINED   Nos. 1 & 2     20000
ROYAL DUTCH SHELL PLC    COM     780259 20 6   7762        140000    SH          DEFINED   Nos. 1 & 2    140000
SCHERING PLOUGH          COM     806605 10 1   8767        240000    SH          DEFINED   Nos. 1 & 2    240000
STARWOOD HOTELS          COM     85590A 20 3   544          16000    SH          DEFINED   Nos. 1 & 2     16000
SUN MICROSYSTEMS         COM     866810 10 4   154          10000    SH          DEFINED   Nos. 1 & 2     10000
TEXACO INC               COM     881694 10 3   2158         33000    SH          DEFINED   Nos. 1 & 2     33000
TRICON GLOBAL            COM     895953 10 7   153           4000    SH          DEFINED   Nos. 1 & 2      4000
UST INC                  COM     902911 10 6   601          20000    SH          DEFINED   Nos. 1 & 2     20000
USG CORP                 COM     903293 40 5   306          20000    SH          DEFINED   Nos. 1 & 2     20000
WFS FINANCIAL            COM     92923B 10 6   194          11000    SH          DEFINED   Nos. 1 & 2     11000
WELLS FARGO & CO.        COM     949746 10 1   20777       420000    SH          DEFINED   Nos. 1 & 2    420000
WESTCORP                 COM     957907 10 8   24656      1906000    SH          DEFINED   Nos. 1 & 2   1906000
DAIMLER CHRYSLER         COM     D1668R 12 3   669          15000    SH          DEFINED   Nos. 1 & 2     15000